Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

	As of December 31,
	2025	2024
Factory Automation Technology Co., Ltd. (1)	$217,184	$268,271
Fully Compulsory Convertible Debentures(“CCDs”) (2)	334,444	76,605
Total	$551,628	$344,876

(1)	The Group held 3.66% of equity interest Factory Automation Technology Co., Ltd., which was accounted for at fair value with all fair value changes recognized in profit or loss on long-term investment in the consolidated statements of operations and comprehensive loss. Loss of $63,644, gain of $87,482, and loss of $466,262 were recognized for this investment for the years ended December 31, 2025, 2024 and 2023, respectively. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.

(2)	The Group purchased CCDs issued by Indian Ale Ventures Private Limited during the years ended December 31, 2025 and 2024 with the consideration of $257,839 and $76,605. The investment was accounted for at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group in accordance with ASC topic 321, Investments – Equity Securities. There was no impairment recognized for the years ended December 31, 2025 and 2024. The investment is classified within Level 3 of the fair value hierarchy due to the lack of quoted market prices and limited observable inputs.